UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

  /s/ Maarten R. van Hengel            New York NY            August 9, 2012
  -------------------------            -----------            --------------
         [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   --------------------------
028-01488              Delphi
025-05358              Lateef
028-11741              Westend
025-04207              Driehaus
028-02028              Cramer Rosenthal
028-01203              CS Mckee
028-03691              D.F. Dent
028-13573              Neuberger Berman Group LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          114
                                         -----------

Form 13F Information Table Value Total:  $   284,868
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
ISHARES IBOXX INV GR CORP                COM      464287242         399       3,393 SH       Sole                  3,393
POWERSHARES HIGH YIELD CORP BO           COM      73936T557        1731      92,428 SH       Sole                 92,428
TEMPLETON EMERGING MKTS INCOME           COM      880192109         433      27,555 SH       Sole                 27,555
3M COMPANY                               COM      88579Y101         719       8,021 SH       Sole                  8,021
ABBOTT LABS                              COM      002824100         480       7,452 SH       Sole                  7,452
ALLSTATE CORP                            COM      020002101         205       5,836 SH       Sole                  5,836
AMERICAN EXPRESS CO                      COM      025816109        2243      38,525 SH       Sole                 38,525
AMGEN                                    COM      031162100         554       7,600 SH       Sole                  7,600
ANADARKO PETE CORP                       COM      032511107        1320      19,935 SH       Sole                 19,935
APACHE CORPORATION                       COM      037411105         601       6,833 SH       Sole                  6,833
APPLE COMPUTER INC                       COM      037833100        5374       9,202 SH       Sole                  9,202
AT&T INC                                 COM      00206R102        1511      42,380 SH       Sole                 42,380
AUTOMATIC DATA PROCESSING                COM      053015103         680      12,217 SH       Sole                 12,217
BANK OF NEW YORK MELLON CORP             COM      064058100        1788      81,480 SH       Sole                 81,480
BFC FINANCIAL CORP                       COM      055384200          23      35,212 SH       Sole                 35,212
BOEING CO                                COM      097023105         227       3,050 SH       Sole                  3,050
BRISTOL-MYERS SQUIBB CORP                COM      110122108        2883      80,185 SH       Sole                 80,185
CAMDEN NATIONAL CORP                     COM      133034108         341       9,317 SH       Sole                  9,317
CAMDEN PROPERTY TRUST                    COM      133131102         234       3,460 SH       Sole                  3,460
CANTEL MEDICAL CORP                      COM      138098108         857      31,438 SH       Sole                 31,438
CAPITAL SOUTHWEST CORP                   COM      140501107         377       3,662 SH       Sole                  3,662
CELGENE CORP                             COM      151020104         308       4,800 SH       Sole                  4,800
CHEVRON CORPORATION                      COM      166764100         596       5,654 SH       Sole                  5,654
CISCO SYSTEMS                            COM      17275R102        2131     124,125 SH       Sole                124,125
COCA-COLA                                COM      191216100        2768      35,401 SH       Sole                 35,401
COGNIZANT TECH SOLUTIONS                 COM      192446102        1267      21,120 SH       Sole                 21,120
COLGATE PALMOLIVE CO                     COM      194162103         976       9,378 SH       Sole                  9,378
COMMERCE BANCSHARES INC.                 COM      200525103        1681      44,355 SH       Sole                 44,355
CONOCO PHILLIPS                          COM      20825C104        1234      22,085 SH       Sole                 22,085
CVS CAREMARK CORP                        COM      126650100        1931      41,325 SH       Sole                 41,325
DOMINION RESOURCES INC. NEW              COM      25746U109        2138      39,599 SH       Sole                 39,599
DU PONT ( E. I. ) DE NEMOURS &           COM      263534109        1103      21,815 SH       Sole                 21,815
E M C CORP                               COM      268648102        2499      97,485 SH       Sole                 97,485
ELEPHANT TALK COMMUNICATIONS             COM      286202205         973     578,922 SH       Sole                578,922
EMERSON ELECTRIC CO                      COM      291011104        2525      54,207 SH       Sole                 54,207
ESSEX PROPERTY TRUST INC                 COM      297178105         233       1,515 SH       Sole                  1,515
EXPRESS SCRIPTS HOLDING CO               COM      30219G108         385       6,896 SH       Sole                  6,896
EXXON MOBIL CORP                         COM      30231G102        6401      74,807 SH       Sole                 74,807
FAMILY DOLLAR STORES, INC.               COM      307000109         878      13,205 SH       Sole                 13,205
FEDERAL REALTY INV TR                    COM      313747206         521       5,002 SH       Sole                  5,002
FLUOR                                    COM      343412102         883      17,895 SH       Sole                 17,895
FREEPORT-MCMORAN COPPER & GOLD           COM      35671D857         904      26,536 SH       Sole                 26,536
GENERAL ELECTRIC CO                      COM      369604103         953      45,730 SH       Sole                 45,730
GOLDMAN SACHS GROUP INC                  COM      38141G104         412       4,301 SH       Sole                  4,301
GOLUB CAPITAL BDC INC                    COM      38173m102         434      28,755 SH       Sole                 28,755
GOOGLE INC CL A                          COM      38259P508        1906       3,286 SH       Sole                  3,286
H J HEINZ CO                             COM      423074103         854      15,705 SH       Sole                 15,705
HOME DEPOT                               COM      437076102        3269      61,694 SH       Sole                 61,694
HONEYWELL INTL                           COM      438516106         207       3,702 SH       Sole                  3,702
ILLINOIS TOOL WORKS INC.                 COM      452308109         734      13,880 SH       Sole                 13,880
INDEXIQ GLOBAL AGRIBUSINESS SM           COM      45409B834         290      12,175 SH       Sole                 12,175
INTERNATIONAL BUSINESS MACHINE           COM      459200101        1880       9,614 SH       Sole                  9,614
ISHARES DJ SELECT DIVIDEND IND           COM      464287168         874      15,558 SH       Sole                 15,558
ISHARES FTSE NAREIT RESIDENTIA           COM      464288562       10683     222,090 SH       Sole                222,090
ISHARES MSCI ALL COUNTRY ASIA            COM      464288182       14408     273,870 SH       Sole                273,870
ISHARES MSCI CANADA INDEX                COM      464286509       12097     468,153 SH       Sole                468,153
ISHARES MSCI EMERGING MKT                COM      464287234         605      15,461 SH       Sole                 15,461
ISHARES MSCI SWITZERLAND INDEX           COM      464286749         394      17,200 SH       Sole                 17,200
ISHARES RUSSELL 1000 GROWTH              COM      464287614         696      11,000 SH       Sole                 11,000
ISHARES RUSSELL 3000 INDEX               COM      464287689       10926     135,913 SH       Sole                135,913
ISHARES S&P 500 INDEX                    COM      464287200        1819      13,305 SH       Sole                 13,305
ISHARES S&P MIDCAP 400                   COM      464287507        1964      20,855 SH       Sole                 20,855
ISHARES S&P SMALLCAP 600 INDEX           COM      464287804        1258      17,166 SH       Sole                 17,166
JOHNSON & JOHNSON                        COM      478160104        3864      57,200 SH       Sole                 57,200
JP MORGAN CHASE & CO                     COM      46625H100        2812      78,708 SH       Sole                 78,708
KAYNE ANDERSON MLP                       COM      486606106       13357     434,095 SH       Sole                434,095
KIMBERLY-CLARK                           COM      494368103        1121      13,385 SH       Sole                 13,385
KRAFT FOODS INC CLASS A                  COM      50075N104         390      10,092 SH       Sole                 10,092
MARKET VECTORS - AGRIBUSINESS            COM      57060U605        9084     183,210 SH       Sole                183,210
MARKET VECTORS GOLD MINERS ETF           COM      57060U100       12825     286,462 SH       Sole                286,462
MC DONALDS CORP                          COM      580135101         294       3,323 SH       Sole                  3,323
MERCK & CO                               COM      58933Y105         770      18,432 SH       Sole                 18,432
METLIFE INC                              COM      59156R108        1523      49,370 SH       Sole                 49,370
MICHAEL KORS HOLDINGS LTD                COM      G60754101         801      19,150 SH       Sole                 19,150
MICROSOFT CORP                           COM      594918104        3379     110,473 SH       Sole                110,473
MONSANTO CO NEW                          COM      61166W101        3004      36,285 SH       Sole                 36,285
NEWMONT MINING CORP                      COM      651639106         332       6,840 SH       Sole                  6,840
NIKE INC                                 COM      654106103        1381      15,735 SH       Sole                 15,735
OCCIDENTAL PETROLEUM CORP                COM      674599105        1425      16,614 SH       Sole                 16,614
ORACLE CORPORATION                       COM      68389X105        2667      89,789 SH       Sole                 89,789
PARKER HANNIFIN CORP                     COM      701094104        1221      15,877 SH       Sole                 15,877
PAYCHEX                                  COM      704326107        1996      63,559 SH       Sole                 63,559
PEABODY ENERGY CORP                      COM      704549104         984      40,140 SH       Sole                 40,140
PEPSICO INC                              COM      713448108        3365      47,625 SH       Sole                 47,625
PFIZER INC                               COM      717081103        3356     145,909 SH       Sole                145,909
PHILIP MORRIS INTERNATIONAL IN           COM      718172109         229       2,630 SH       Sole                  2,630
PNC FINANCIAL SERVICES GROUP             COM      693475105         252       4,129 SH       Sole                  4,129
POWERSHARES CLEANTECH PORTFOLI           COM      73935X278         441      20,850 SH       Sole                 20,850
POWERSHARES GLOBAL CLEAN ENERG           COM      73936T615         231      30,300 SH       Sole                 30,300
POWERSHARES WATER RESOURCES              COM      73935X575        8248     454,960 SH       Sole                454,960
POWERSHARES WILDERHILL CLEAN E           COM      73935x500         212      48,000 SH       Sole                 48,000
PROCTER & GAMBLE CO                      COM      742718109        3302      53,905 SH       Sole                 53,905
QUALCOMM INC.                            COM      747525103        2209      39,674 SH       Sole                 39,674
SCHLUMBERGER                             COM      806857108        2657      40,929 SH       Sole                 40,929
SEMPRA ENERGY                            COM      816851109         202       2,930 SH       Sole                  2,930
SPDR S&P 500 ETF TRUST                   COM      78462f103       10036      73,735 SH       Sole                 73,735
SPDR S&P MIDCAP 400 ETF TRUST            COM      78467Y107        6931      40,460 SH       Sole                 40,460
TARGET                                   COM      87612E106         471       8,100 SH       Sole                  8,100
THE TRAVELERS COMPANIES INC              COM      89417E109         282       4,419 SH       Sole                  4,419
TORTOISE ENERGY INFRASTRUCTURE           COM      89147L100       19019     476,672 SH       Sole                476,672
TRIANGLE CAPITAL CORP                    COM      895848109         341      14,985 SH       Sole                 14,985
UNITED PARCEL SVC INC CL B               COM      911312106         315       4,005 SH       Sole                  4,005
UNITED TECHNOLOGIES CORP                 COM      913017109        3193      42,276 SH       Sole                 42,276
US BANCORP                               COM      902973304         646      20,100 SH       Sole                 20,100
VANGUARD MSCI EAFE ETF                   COM      921943858         319      10,100 SH       Sole                 10,100
VANGUARD MSCI EMERGING MARKETS           COM      922042858       10379     259,925 SH       Sole                259,925
VANGUARD TOTL SM ETF                     COM      922908769        3121      44,775 SH       Sole                 44,775
VERIZON COMMUNICATIONS                   COM      92343V104         321       7,221 SH       Sole                  7,221
WAL MART STORES                          COM      931142103        2968      42,573 SH       Sole                 42,573
WALGREEN                                 COM      931422109         404      13,645 SH       Sole                 13,645
WINDSTREAM CORPORATION                   COM      97381W104         671      69,440 SH       Sole                 69,440
WISDOMTREE EMERGING MKTS EQ IN           COM      97717w315       14983     289,200 SH       Sole                289,200
XENITH CORP                              COM      98410X105         361      87,000 SH       Sole                 87,000
XEROX CORP                               COM      984121103         195      24,805 SH       Sole                 24,805